LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2022	2023
Right-of-use assets	$16	$2

Lease liabilities - current	$10	$6
Lease liabilities - non-current	9	—
Total lease liabilities	$19	$6

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.17
Weighted average discount rate	—%

Summary of lease expenses

	For the year ended December 31,
	2022	2023
Operating lease cost	$19	$6
Short-term lease cost	—	—
Total	$19	$6

Schedule of maturities of lease liabilities

2024	$6
2025	—
Total lease payments	6
Less: imputed interest	—
Present value of lease liabilities	$6